Average Annual Total Returns	12 Months Ended
Nov. 30, 2012
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.94%
Five Years	5.26%
Ten Years	4.60%
Inception Date	Apr. 07, 1986
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.03%
Five Years	5.34%
Ten Years	4.68%
Inception Date	May 14, 2001
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.03%
Five Years	0.57%
Ten Years	1.41%
Inception Date	Jun. 13, 1988
Return After Taxes on Distributions | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.94%
Five Years	5.26%
Ten Years	4.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	5.83%
Five Years	5.09%
Ten Years	4.54%
Pennsylvania Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.38%
Ten Years	1.09%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.99%
Five Years	6.02%
Ten Years	5.17%
Barclays PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.99%
Five Years	6.02%
Ten Years	5.17%